Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended
	Jul. 01, 2017	Jun. 30, 2019	Jun. 30, 2018
Revenue, total		$ 7,082,217	$ 11,364,033
Lease expiration date	Jun. 30, 2022
Rental income, related party		31,000	32,000
Products - Related Parties [Member]
Revenue, total		$ 3,810,126	$ 6,755,247